UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 18, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:26

Form 13F Information Table Value Total:$249,366(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES INC                  MSCI PAC J IDX  464286665    5657   127702 SH        SOLE               127702
ISHARES INC                  MSCI CDA INDEX  464286509    3196   114022 SH        SOLE               114022
ISHARES INC                  MSCI JAPAN      464286848    3732   377554 SH        SOLE               377554
ISHARES INC                  MSCI UTD KINGD  464286699    3587   219227 SH        SOLE               219227
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   15383   263544 SH        SOLE               263544
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   27792   611343 SH        SOLE               611343
JOHNSON & JOHNSON            COM             478160104    3438    55484 SH        SOLE                55484
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    2640   106424 SH        SOLE               106424
APPLE INC                    COM             037833100   19043    67112 SH        SOLE                67112
BLACKROCK INC                COM             09247X101    8009    47042 SH        SOLE                47042
CISCO SYS INC                COM             17275R102   12624   576440 SH        SOLE               576440
SPDR GOLD TRUST              GOLD SHS        78463V107   14375   112383 SH        SOLE               112383
GOOGLE INC                   CL A            38259P508   16506    31392 SH        SOLE                31392
COCA COLA CO                 COM             191216100    9480   161988 SH        SOLE               161988
MASTERCARD INC               CL A            57636Q104    4467    19941 SH        SOLE                19941
MCDONALDS CORP               COM             580135101   12093   162304 SH        SOLE               162304
MICROSOFT CORP               COM             594918104   13911   568030 SH        SOLE               568030
NOVARTIS A G                 SPONSORED ADR   66987V109   12850   222819 SH        SOLE               222819
PEPSICO INC                  COM             713448108    8941   134575 SH        SOLE               134575
PROCTER & GAMBLE CO          COM             742718109    8902   148448 SH        SOLE               148448
PACKAGING CORP AMER          COM             695156109    4354   187927 SH        SOLE               187927
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    7250   120225 SH        SOLE               120225
VISA INC                     COM CL A        92826C839    4476    60277 SH        SOLE                60277
WAL MART STORES INC          COM             931142103    7708   144014 SH        SOLE               144014
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    8590   153228 SH        SOLE               153228
YUM BRANDS INC               COM             988498101   10362   224968 SH        SOLE               224968


